Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Revenues [Abstract]
Schedule of Cost of Revenues

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue sharing fees and content costs	7,086,832	8,374,555	7,535,690
Bandwidth costs	879,172	713,672	537,243
Salaries and welfare	306,805	322,604	287,687
Payment handling costs	154,538	151,913	100,367
Share-based compensation	64,942	56,629	31,955
Others	154,019	131,787	116,652

Total	8,646,308	9,751,160	8,609,594